Fees and Commissions Income (Narrative) (Detail) ¥ in Billions	Mar. 31, 2019 JPY (¥)
Fees and Commissions Income [Abstract]
Receivables from contracts with customers included primarily in Other assets	¥ 185
Contract liabilities included primarily in Other liabilities	¥ 8